Income taxes - Additional Information (Detail)	12 Months Ended
	Mar. 26, 2016 USD ($)	Mar. 26, 2016 CAD	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)
Tax Credit Carryforward [Line Items]
Accrued interest or penalties related to uncertain tax positions	$ 0
Non cash valuation allowance	57,285,000		$ 58,798,000
Current tax payable	35,000		$ 0	$ 18,000
Alternative Minimum Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	1,200,000
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 100,600,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2020 through fiscal 2034
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 16,000,000	CAD 21,200,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 196,000	CAD 260,000
Expire date	Between 2022 and 2035.
Foreign Country Section Three Eight Two Limitation [Member]
Tax Credit Carryforward [Line Items]
Pre-acquisition net operating loss	$ 35,300,000
Pre-acquisition net operating loss limited	953,000
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 91,100,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2018 through fiscal 2034